Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2020	$ 86	$ 34,981	$ 19,932	$ (289)	$ (2,801)	$ 2	$ 51,911
Net income			1,820				1,820
Allocation of ESOP shares		(65)		187			122
Acquisition of shares for treasury					(167)		(167)
Other Comprehensive Loss						(2)	(2)
Cash dividends of $0.40 per common share			(1,388)				(1,388)
Balance at Jun. 30, 2021	86	34,916	20,364	(102)	(2,968)		52,296
Net income			1,590				1,590
Allocation of ESOP shares		(24)		97			73
Acquisition of shares for treasury					(540)		(540)
Cash dividends of $0.40 per common share			(1,394)				(1,394)
Balance at Jun. 30, 2022	$ 86	$ 34,892	$ 20,560	$ (5)	$ (3,508)		$ 52,025